Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000131659_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000131659_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.68%)
C000131659_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.80%
C000239880_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000239880_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000235242_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235242_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.22%
C000235241_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235241_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.22%
C000201028_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000201028_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.68%)
C000201028_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%
C000131661_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000131661_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.68%)
C000131661_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.80%
C000225827_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000225827_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.39%)
C000225826_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000225826_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.39%)
C000125598_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000125598_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.68%)
C000125598_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.80%
C000248144_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000248144_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.58%
C000131659_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%
C000131659_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.36%
C000131659_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.71%
C000239880_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000239880_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000235242_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%
C000235242_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.48%
C000235242_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000235242_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%
C000235241_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
C000235241_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.70%
C000235241_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000235241_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.24%
C000201028_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%
C000201028_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.06%
C000201028_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%
C000201028_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%
C000201028_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.23%
C000201028_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.31%
C000201028_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000201028_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.47%
C000201028_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.40%
C000131661_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%
C000131661_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.88%
C000131661_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.49%
C000131661_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.79%
C000131661_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.33%
C000131661_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.01%
C000131661_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%
C000131661_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.84%
C000131661_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.49%
C000225827_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.66%
C000225827_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.28%)
C000225827_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000225827_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.29%)
C000225826_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%
C000225826_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.10%)
C000125598_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
C000125598_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.28%
C000125598_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.21%
C000125598_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
C000125598_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.01%)
C000125598_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.91%
C000248144_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%
C000248144_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%
C000248144_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000248144_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%